SHAREHOLDERS' EQUITY - Ordinary shares (Details) - Mars Acquisition Corporation	12 Months Ended
	Sep. 30, 2024 Vote $ / shares shares	Sep. 30, 2023 $ / shares shares
SHAREHOLDERS' EQUITY
Ordinary shares, authorized (in shares)	800,000,000	800,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.000125	$ 0.000125
Ordinary shares, votes per share | Vote	1
Ordinary shares, outstanding	2,392,000	2,392,000